Incentive Units (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Compensation Related Costs [Abstract]
Fair Value of Incentive Units Estimated

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

	Exchanged Incentive Units	Subsequent Incentive Units
Valuation date	12/31/2014	12/31/2014
Dividend yield	0%	0%
Expected volatility	39.54%	39.54%
Risk-free rate	0.85%	0.85%
Expected life (years)	2.41	2.41

Fair Value of Incentive Units Estimated

The fair value of the incentive units was estimated using a Monte Carlo simulation valuation model with the following assumptions:

	Exchanged Incentive Units	Subsequent Incentive Units
Valuation date	3/31/2015	3/31/2015
Dividend yield	0%	0%
Expected volatility	27.90%	27.90%
Risk-free rate	0.61%	0.61%
Expected life (years)	2.17	2.17